Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	ETF Opportunities Trust
Entity Central Index Key	0001771146
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Tuttle Capital Bitcoin 0DTE Covered Call ETF
Shareholder Report [Line Items]
Fund Name	Tuttle Capital Bitcoin 0DTE Covered Call ETF
Class Name	Tuttle Capital Bitcoin 0DTE Covered Call ETF
Trading Symbol	BITK
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Tuttle Capital Bitcoin 0DTE Covered Call ETF for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at . You can also contact us at (833) 759-6110.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(833) 759-6110
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tuttle Capital Bitcoin 0DTE Covered Call ETF	$164	0.99%¹
¹	Annualized.

Expenses Paid, Amount	$ 164
Expense Ratio, Percent	0.99% [1]
Material Change Date	Jun. 26, 2026
Net Assets	$ 1,826,874
Holdings Count | Holdings	3
Advisory Fees Paid, Amount	$ 17,578
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026 )
Fund Net Assets	$1,826,874
Number of Holdings	3
Total Net Advisory Fee	$17,578
Portfolio Turnover Rate	0.00%

Holdings [Text Block]	What did the Fund invest in? (% of Net Assets as of June 30, 2026 ) Portfolio Breakdown
Largest Holdings [Text Block]
Holdings
US Treasury Bill 09/03/2026	114.70%
iShares Bitcoin Trust Purchased Call Option 11/20/26	2.43%
iShares Bitcoin Trust Written Put Option 11/20/26	(32.60%)

Material Fund Change [Text Block]

Material Changes

Fund Liquidation

On June 26, 2026, the Board of Trustees approved a Plan of Liquidation for the Fund. The Fund ceased trading and was closed to purchases on July 10, 2026, and completed its liquidation and termination on July 17, 2026. In preparation for the liquidation, the Advisor liquidated the Fund's portfolio, resulting in increased cash positions, deviations from the Fund's stated investment objective and strategies, and the incurrence of liquidation-related expenses.

[1]	Annualized.